ORGANIZATION AND NATURE OF BUSINESS (Details) - Securitize, Inc. and Subsidiaries	Oct. 27, 2025 USD ($)
Organization and Nature of Business [Line Items]
Equity value	$ 1,250,000,000
Target proceeds from private placement	225,000,000
Minimum available cash condition	$ 100,000,000